TRADE RECEIVABLES (Details) - ARS ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current Trade receivables
Ordinary receivables	$ 1,067,130	$ 511,459
Related parties	2,977	2,528
Allowance for doubtful accounts	(270,919)	(124,612)
Total current trade receivables	799,188	389,375
Non-current Trade receivables
Ordinary receivables	724	502
Contractual asset IFRS 15	216	66
Total Non-current trade receivables	940	568
Total trade receivables, net	$ 800,128	$ 389,943